Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Mecox Lane Ltd
Entity Central Index Key	0001501775
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	405,192,227
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 40,097,545	$ 86,011,952
Short-term investments	20,631,910	30,199,200
Accounts receivable	1,993,962	1,487,298
Amount due from related party	356,090
Other receivables	6,921,738	9,662,105
Advances to suppliers and prepaid expenses	2,138,815	1,410,510
Merchandise inventories	31,286,353	35,809,524
Deferred tax assets-current portion	323,911	1,672,078
Total current assets	103,750,324	166,252,667
Property and equipment, net	43,236,593	8,696,636
Prepaid land use right	6,234,620
Intangible assets, net	1,450,220	1,283,370
Deferred tax assets-long term portion		1,271,691
Other non-current assets	833,427	439,798
TOTAL ASSETS	155,505,184	177,944,162
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Mecox Lane Limited of 1,633,946 and 4,886,576 as of December 31, 2010 and 2011, respectively)	23,867,229	24,117,767
Advances from customers (including advances from customers of the consolidated VIEs without recourse to Mecox Lane Limited of 2,966,255 and 1,790,998 as of December 31, 2010 and 2011, respectively)	4,723,687	5,839,069
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to Mecox Lane Limited of 8,529 and nil as of December 31, 2010 and 2011, respectively)		8,529
Accrued expenses (including accrued expenses of the consolidated VIEs without recourse to Mecox Lane Limited of 3,743,696 and 5,378,698 as of December 31, 2010 and 2011, respectively)	8,725,738	6,553,143
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Mecox Lane Limited of 3,305,520 and 4,142,652 as of December 31, 2010 and 2011, respectively)	5,694,457	4,311,094
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Mecox Lane Limited of 126,898 and 107,032 as of December 31, 2010 and 2011, respectively)	1,793,016	1,429,415
Total current liabilities	44,804,127	42,259,017
Commitments and contingencies (Note 16)
Mezzanine equity:
Redeemable noncontrolling interests		38,855
Equity:
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 405,192,257 and 405,192,227 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	40,519	40,519
Additional paid-in capital	163,806,117	159,437,097
Accumulated deficit	(59,447,134)	(26,223,473)
Accumulated other comprehensive income	6,201,555	2,292,147
Total Mecox Lane Limited equity	110,601,057	135,546,290
Noncontrolling interests	100,000	100,000
Total equity	110,701,057	135,646,290
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	$ 155,505,184	$ 177,944,162

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts payable	$ 23,867,229	$ 24,117,767
Advances from customers	4,723,687	5,839,069
Amount due to related parties		8,529
Accrued expenses	8,725,738	6,553,143
Other current liabilities	5,694,457	4,311,094
Income tax payable	1,793,016	1,429,415
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	10,000,000,000	10,000,000,000
Ordinary shares, shares issued (in shares)	405,192,227	405,192,257
Ordinary shares, shares outstanding (in shares)	405,192,227	405,192,257
Variable Interest Entity
Accounts payable	4,886,576	1,633,946
Advances from customers	1,790,998	2,966,255
Amount due to related parties		8,529
Accrued expenses	5,378,698	3,743,696
Other current liabilities	4,142,652	3,305,520
Income tax payable	$ 107,032	$ 126,898

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues:	$ 217,893,838	$ 227,541,298	$ 177,689,191
Cost of goods sold (excluding depreciation and amortization)	144,738,541	132,641,621	97,057,581
Operating expenses:
Selling, general and administrative expenses	104,534,226	86,244,899	68,504,581
Depreciation and amortization	4,411,298	4,468,527	3,598,498
Other operating income, net	(932,748)	(774,986)	(254,312)
Total operating expenses	108,012,776	89,938,440	71,848,767
Income (loss) from operations	(34,857,479)	4,961,237	8,782,843
Interest income	2,231,462	440,875	351,496
Other income, net	2,307,270
Income (loss) before income taxes and noncontrolling interests	(30,318,747)	5,402,112	9,134,339
Income tax expense	(2,943,769)	(957,648)	(1,922,118)
Net income (loss)	(33,262,516)	4,444,464	7,212,221
Accretion of noncontrolling interest	256,792
Net income (loss) attributable to noncontrolling interests	(295,647)	13,855
Net income (loss) attributable to Mecox Lane Limited shareholders	$ (33,223,661)	$ 4,430,609	$ 7,212,221
Earnings (loss) per ordinary share:
Basic (in dollars per share)	$ (0.08)	$ 0.01	$ 0.02
Diluted (in dollars per share)	$ (0.08)	$ 0.01	$ 0.02
Earnings (loss) per ADS:
Basic (in dollars per share)	$ (0.57)	$ 0.07	$ 0.15
Diluted (in dollars per share)	$ (0.57)	$ 0.06	$ 0.15
Weighted average ordinary shares used in per share calculation
Basic (in shares)	405,192,243	242,026,404	205,381,732
Diluted (in shares)	405,192,243	396,873,164	332,293,300
Weighted average ADS used in per share calculation
Basic (in shares)	57,884,606	34,575,201	29,340,247
Diluted (in shares)	57,884,606	56,696,166	47,470,471

CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Ordinary shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Noncontrolling interest	Comprehensive Income (loss)
Balance at Dec. 31, 2008	$ (9,940,262)	$ 20,923	$ 26,475,224	$ (37,866,303)	$ 1,329,894	$ 100,000
Balance (in shares) at Dec. 31, 2008		209,230,993
Increase (Decrease) In Stockholders' Equity
Net income (loss)	7,212,221			7,212,221			7,212,221
Share-based compensation	2,640,945		2,640,945
Foreign currency translation adjustments	19,989				19,989		19,989
Total comprehensive income (loss)							7,232,210
Balance at Dec. 31, 2009	(67,107)	20,923	29,116,169	(30,654,082)	1,349,883	100,000
Balance (in shares) at Dec. 31, 2009		209,230,993
Increase (Decrease) In Stockholders' Equity
Net income (loss)	4,430,609			4,430,609			4,430,609
Series B, C and D preference shares converted into ordinary shares upon initial public offering	25,354,226	12,396	25,341,830
Series B, C and D preference shares converted into ordinary shares upon initial public offering (in shares)		123,961,259
Issuance of ordinary shares upon initial public offering, net of issuance costs	101,640,402	7,200	101,633,202
Issuance of ordinary shares upon initial public offering, net of issuance costs (in shares)		72,000,005
Share-based compensation	3,345,896		3,345,896
Foreign currency translation adjustments	942,264				942,264		942,264
Total comprehensive income (loss)							5,372,873
Balance at Dec. 31, 2010	135,646,290	40,519	159,437,097	(26,223,473)	2,292,147	100,000
Balance (in shares) at Dec. 31, 2010	405,192,257	405,192,257
Increase (Decrease) In Stockholders' Equity
Net income (loss)	(33,223,661)			(33,223,661)			(33,223,661)
Refund of issuance costs	15,418		15,418
Fraction shares repurchased in ADS conversion	(5)		(5)
Fraction shares repurchased in ADS conversion (in shares)		(30)
Share-based compensation	4,353,607		4,353,607
Foreign currency translation adjustments	3,909,408				3,909,408		3,909,408
Total comprehensive income (loss)							(29,314,253)
Balance at Dec. 31, 2011	$ 110,701,057	$ 40,519	$ 163,806,117	$ (59,447,134)	$ 6,201,555	$ 100,000
Balance (in shares) at Dec. 31, 2011	405,192,227	405,192,227

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (33,262,516)	$ 4,444,464	$ 7,212,221
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	4,353,607	3,345,896	2,640,945
Bad debt expense	(13,275)	(24,540)	(27,464)
Depreciation and amortization	4,337,701	4,468,527	3,598,498
Impairment losses	81,870
Loss on disposal of property and equipment	389,744	610,138	403,176
Changes in operating assets and liabilities:
Accounts receivable	(397,854)	512,202	(1,270,264)
Amount due from related party	(356,090)
Other receivables	3,153,303	(5,856,605)	(2,513,825)
Advances to suppliers and prepaid expenses	(639,940)	219,816	(100,136)
Merchandise inventories	6,193,787	(15,630,526)	(8,241,637)
Prepaid land use right	(6,234,620)
Other non-current assets	(393,629)	431,015	(259,599)
Accounts payable	(1,445,285)	3,892,684	6,259,237
Advances from customers	(1,378,387)	521,088	2,052,509
Accrued expenses	1,791,986	(1,438,348)	4,136,254
Amount due to related parties	(8,529)	(167,212)	175,741
Income tax payable	283,371	(538,667)	239,070
Other current liabilities	1,134,255	496,559	1,829,654
Deferred tax	2,701,243	(1,160,536)	(884,663)
Net cash provided by (used in) operating activities	(19,709,258)	(5,874,045)	15,249,717
Cash flows from investing activities:
Purchase of property and equipment	(33,627,377)	(6,671,142)	(6,261,815)
Purchase of intangible assets	(540,494)	(703,705)	(440,959)
Proceeds from sale of property and equipment	195,777	60,123	22,520
Purchase of short-term investments	(20,631,910)	(30,199,200)
Proceeds from sale of short-term investments	30,199,200	7,322,363
Net cash used in investing activities	(24,404,804)	(30,191,561)	(6,680,254)
Cash flows from financing activities
Collection of note receivable from option exercise		556,988
Gross proceeds from issuance of ordinary shares from initial public offering		105,229,853
Repurchase of fraction shares during ADS conversion	(5)
Offering expenses incurred (refund)	15,418	(3,096,180)
Net cash provided by financing activities	15,413	102,690,661
Effect of exchange rate changes	(1,815,758)	629,044	52,177
Net increase (decrease) in cash and cash equivalents	(45,914,407)	67,254,099	8,621,640
Cash and cash equivalents at beginning of year	86,011,952	18,757,853	10,136,213
Cash and cash equivalents at end of year	40,097,545	86,011,952	18,757,853
Supplemental disclosure of cash flow information
Income taxes paid	314,121	3,151,197	2,337,951
Non-cash investing and financing activities:
Accounts payable for purchase of property, plant and equipment	4,009,951	156,341
Deferred initial public offering cost		$ (493,271)

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.      ORGANIZATION AND PRINCIPAL ACTIVITIES

Mecox Lane Limited (“the “Company”) was incorporated in the Cayman Islands on May 28, 1996. The Company, its subsidiaries and variable interest entities (“VIEs”) (collectively the “Group”) is engaged in the design and sale of apparel, accessories, home and healthcare products through its online platform and stores.

As of December 31, 2011, the Company’s significant consolidated subsidiaries and VIEs consist of the following:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Mecox Lane (Hong Kong) Limited	March 17, 2010	Hong Kong	100%	Investment holding

Shanghai Mecox Lane International Mailorder Co., Ltd. (“Mecox Lane Mailorder”)	January 8, 1996	China	100%	Telephonic sales of garments, accessories and other products

Clarence Consultants Limited (“Clarence”)	March 30, 1998	Cayman Islands	100%	Investment holding

eMecoxLane Co., Ltd. (“eMecoxLane”)	December 13, 2000	Cayman Islands	100%	Investment holding

eMecoxLane (Hong Kong) Co., Ltd.	March 16, 2010	Hong Kong	100%	Investment holding

Mecox Lane Technology (China) Limited	July 9, 2010	China	100%	Sale of garments and accessories

Mai Wang Information Technology (Shanghai) Co., Ltd. (“Mai Wang Information”)	September 8, 2008	China	100%	Software development and information technology support

Mai Wang Trading (Shanghai) Co., Ltd. (“Mai Wang Trading”)	April 5, 2000	China	100%	Wholesale of garments

Shanghai Xian Ni Garment Co., Ltd. (“Xian Ni”)	December 27, 1993	China	96.7%	Investment holding

Rampage China Limited (“Rampage Cayman”)	February 18, 2009	Cayman Islands	80%	Investment holding

Rampage China (Hong Kong) Limited	March 30, 2009	Hong Kong	80%	Investment holding

Rampage Trading (Shanghai) Co., Ltd.	May 14, 2010	China	80%	Wholesale of garments

Shanghai Mecox Lane Information Technology Co., Ltd. (“MecoxLane Information”)	August 6, 2002	China	VIE	Online sales and maintenance of Company website

Shanghai Mecox Lane Shopping Co., Ltd (“Mecox Lane Shopping”)	July 19, 2005	China	VIE	Sale of garments and office accessories

Shanghai Shang Xun Information Technology Co., Ltd. (“Shang Xun”, previously known as Shanghai Wangji Marketing Services Co., Ltd.)	September 14, 2006	China	VIE	Software development and information technology support

Shanghai Rampage Shopping Co., Ltd. (“Rampage Shopping”)	November 24, 2008	China	VIE	Retail of apparels and accessories

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)           Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b)         Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and VIEs for which it is deemed the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated on consolidation.

The Group evaluates the need to consolidate certain VIEs in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. Details of certain key agreements between the Group and its VIEs, which include Mecox Lane Information, Mecox Lane Shopping, Shang Xun, and Rampage Shopping, are as follows:

Power of Attorney:      The equity owners of the VIEs irrevocably appointed the Company’s officers to vote on their behalf on all matters, including matters related to the transfer of their respective equity interests in the VIEs and appointment of the VIEs’ chief officer.

Share Pledge Agreement:      The equity owners pledge their respective equity interests in the VIEs as a guarantee for the payment by the VIEs of technical and consulting services fees under the exclusive technical consulting and services agreements.

Exclusive Technical Consulting and Services Agreement:     The Company provides the VIEs with technical consulting and information services. The Company is the exclusive provider of these services. The initial term of these agreements is 10 years. In consideration for those services, the VIEs agree to pay the Company service fees and pledged their equity interests in the VIEs as collateral for payment.

Business Loan Agreement:      Loans were granted to the equity owners of the VIEs to provide the funds necessary to capitalize the VIEs. The Company has the option to acquire the VIEs for an amount equal to the loans granted when and if the Chinese government lifts its foreign ownership restrictions on relative to Internet content provision and physical store development businesses in the PRC. Upon acquisition, the Business Loan Agreements will be cancelled.

The Company participated significantly in the design of these VIEs. Based on these series of agreements, the shareholders of the VIEs grant the Company powers of attorney to exercise all their rights as shareholders of the VIEs, including the right to appoint board members and senior management members. Thus the Company has the ability to effectively control the VIEs. The Company is also able to receive the economic benefits of these VIEs, because its ability to effectively determine the services fees payable by the VIEs to the Company under the exclusive business cooperation agreements and exclusive service agreement, which are part of the contractual arrangements. Therefore, Company has determined that it is the primary beneficiary of the aforementioned entities and has consolidated their respective results from the date of initial involvement or date of establishment. As of December 31, 2010 and 2011, total assets and liabilities of the VIEs are as follows:

	December 31, 2010	December 31, 2011
	$	$
Cash and cash equivalents	3,075,183	3,449,087
Accounts receivable—net	838,407	1,394,375
Other receivables	4,927,232	5,029,346
Merchandise inventory	4,985,881	2,756,050
Property and equipment—net	3,066,663	2,726,201
Other non-current assets	1,444,624	1,196,974
Total Assets	18,337,990	16,552,033
Accounts payable	1,633,946	4,886,576
Advances from customers	2,966,255	1,790,998
Amount due to related parties	8,529	—
Accrued expenses	3,743,696	5,378,698
Other current liabilities	3,305,520	4,142,652
Income taxes payable	126,898	107,032
Total Liabilities	11,784,844	16,305,956

(c)       Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amount revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include useful lives and impairment for long-lived assets, inventory valuation, accruals for sales returns, and valuation allowance for deferred tax assets.

(d)      Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(e)       Short-term investments

Short-term investments consist of structured time deposits maintained in a bank having maturities of greater than three months when purchased. The structured time deposits are classified as held to maturity debt securities and are carried at amortized cost, which is equivalent to their initial acquisition cost.

(f)     Merchandise inventories

Merchandise inventory is stated at the lower of cost or market. Cost of merchandise inventory is determined using the weighted-average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value due to slow-moving merchandise and broken assortments, which is dependent upon factors such as historical trends with similar merchandise, inventory aging, historical and forecasted consumer demand, and promotional environment. Write downs are recorded in cost of goods sold in the consolidated statements of operations.

The Company recorded $0.4 million, $0.9 million and $7.9 million of inventory write-downs and shortages in 2009, 2010 and 2011, respectively.

(g)    Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Lesser of lease term or estimated useful life of 2 years
Office equipment	5 years
Furniture	5 years
Vehicles	5 years

(h)    Prepaid land use right

Prepaid land use right represents prepayments for the land where the Group’s logistic center is located. The prepayment is amortized over its lease period of 50 years.

(i)     Acquired intangible assets

Acquired intangible assets consist primarily of trademarks, and computer software carried at cost less accumulated amortization. Amortization for trademarks and computer software is computed using the straight- line method over the license period of five years.

(j)     Asset Retirement Obligations

The Group records an asset retirement obligation when it has a legal obligation associated with the retirement of a tangible long-lived asset that is incurred upon the acquisition, construction, development or normal operation of that long-lived asset. The Group’s asset retirement obligations are primarily associated with leasehold improvements for which, at the end of a lease, the Group is contractually obligated to remove in order to comply with the lease agreement. The Group recognizes asset retirement obligations at the inception of a lease with such conditions, if a reasonable estimate of fair value can be made. The Group’s asset retirement obligation was immaterial for all periods presented.

(k)    Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment equal to the difference between the carrying amount and fair value of these assets. The Group recorded an impairment loss for its leasehold improvements in the amount of $81,870 for the year ended December 31, 2011.

(l)       Franchise

The Group enters into franchise agreements with unaffiliated franchisees to operate under the Group’s brand names. Under these agreements, the Group charges its franchisees nominal upfront fees for the use of the Group’s information system, which is amortized ratably over the franchise agreement period. Further, key aspects of the agreements provide that (i) the Group is required to approve the location of the franchisee stores, (ii) the franchisee stores may only sell to end customers and may not make bulk sales or internet sales, (iii) the Group will provide training of the store supervisor, as appointed by the franchisee, and store personnel, (iv) the Group will provide fashion trend updates and training on new products and (v) the franchisee will bear the cost of items (iii) and (iv). The Group is not involved in the daily operations nor does it participate in the decision making process of the franchisees.

The Company offers discounts to all of the franchisees at fixed percentage of retail price of the merchandise sold, and requires all of the franchisees to make full payment prior to the delivery of products.

(m)   Revenue recognition

The Group recognizes revenue from the sale of both its own and third-party apparel and accessories, home products, healthcare products and other merchandise through its online platform, including its customer service centers and internet website, and from the sale of merchandise through its stores. The Group recognizes revenue when persuasive evidence of an arrangement exists, products are delivered, the price to the buyer is fixed or determinable and collectability is reasonably assured.

The Group utilizes delivery service providers when sales are made through its online platform. The Group accepts credit card and debit card payments or cash-on-delivery (“COD”) for products ordered through its website and customer service center. Credit and debit card receivables as of December 31, 2010 and 2011 are immaterial. The Group normally collects credit and debit card receivables within three to four days after the sale. Credit and debit card processing fees are recorded in selling, general and administrative expenses and were immaterial for all periods presented. For COD sales, the delivery service providers are responsible for collecting payment from the customer at the point of delivery. The Group estimates and defers revenue and the related product costs for shipments that are in-transit to the customer. Revenue is recognized at the time the customer receives the product which is typically within a few days of shipment. Amounts collected by delivery service providers but not remitted to the Group are classified as accounts receivable on the consolidated balance sheets. Payments received in advance of delivery are classified as advances from customers. The Company pays a fee to the delivery service provider and records such fee in cost of goods sold.

The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions when selling third-party products. The Group records such sales on a gross basis because the Group has several, if not all, of the following indicators for gross reporting: is primarily obligated in the transaction, is subject to inventory risk and has latitude in establishing prices and selecting suppliers.

The Group recognizes revenue from its own retail stores at the point of sale.

The Group allows customers from its online platform and own retail stores to return product within 10 to 30 days of the sale, depending on the nature of the customer. The Group estimates sales returns for such sales based on its own historical return experience.

The Group recognizes revenues from sales to franchisees upon sale to the ultimate customer when products are held by the franchisee on a consignment basis as the consignment agreements allows the franchisee to return 100% of unsold merchandise at any given point of time. Consignment sales are recorded net of the amount retained by the franchisee, which is calculated based on a fixed percentage of the retail price of the merchandise sold. Sales to franchisees on a non-consignment basis are recognized as revenue upon delivery.

Other franchisees are permitted to return product within certain windows of time, generally based upon the seasons of the year, limited to 10% of the specific order placed. The Group records the full 10% of the sales price as reduction of revenue based on historical return experience.

(n)    Shipping and handling costs

Revenues include fees charged to customers for shipping and handling. Shipping and handling costs incurred for sale of products and recognized as cost of goods sold was $10,027,266, $13,751,444 and $15,190,748 for the years ended December 31, 2009, 2010 and 2011, respectively.

(o)    Discount coupons and membership points

The Group voluntarily provides discount coupons as sales incentives to selected customers. These coupons can only be utilized in conjunction with a subsequent purchase and are recorded as a reduction of revenues at the time of use.

The Group has established a customer loyalty program wherein a customer earns 10 points for each Renminbi (“RMB”) spent. The Group regularly prices certain of its products at a combination of price plus points, the combination of which is solely at the Group’s discretion. Points can only be redeemed in connection with a subsequent purchase and only to the extent the points earned in a current transaction are less than the number of points required to acquire the product(s) in such transaction. Such instances have represented a minor portion of the Group’s sales transactions for all periods presented. Further, the points have no defined monetary value which would permit a customer to obtain a calculated discount per point or any form of free product. The Group accrues a liability for the estimated value of the points earned and expected to be redeemed. As of December 31, 2010 and 2011, accrued liability for the Group’s customer loyalty program was $241,181 and $67,755, respectively.

(p)    Expense classification

The following table illustrates the primary costs classified in each major expense category:

Cost of Goods Sold		Selling, General and Administrative Expenses
·	Cost of merchandise sold;	·	Payroll, bonus and benefit costs for retail and corporate associates;
·	Merchandise inventory write-down and shortage; and	·	Occupancy costs for retail, distribution center and corporate facilities;
·	Customer shipping and handling costs.	·	Sample development costs
		·	Advertising and marketing costs;
		·	Freight expenses associated with moving merchandise from the distribution center to the Company’s retail stores; and
		·	Legal, finance, information systems and other corporate overhead costs.

Purchasing, receiving and warehousing costs included in selling, general and administrative expenses were $7,407,601, $8,792,801, and $10,189,464 for the years ended December 31, 2009, 2010 and 2011, respectively.

(q)       Advertising expenses

The Group expenses advertising costs as incurred. Total advertising expense was $20,834,714, $23,987,328 and $28,951,702 for the years ended December 31, 2009, 2010 and 2011, respectively.

(r)        Store pre-opening costs

Non-capital expenditures, such as rent, advertising and payroll costs incurred prior to the opening of a new store are charged to expense in the period they are incurred. Such costs were immaterial for the years ended December 31, 2009, 2010 and 2011.

(s)        Foreign currency translation

The functional currency of the Company, eMecoxLane and Clarence are the United States dollar (“US dollar”). The functional currency of all the other subsidiaries and the VIEs is the RMB. Foreign currency denominated monetary assets and liabilities have been translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in foreign currencies have been translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The financial statements of the subsidiaries and the VIEs have been translated into US dollars for the purposes of consolidation. Assets and liabilities are translated into US dollar based on the rates of exchange existing on the balance sheet date. Equity accounts are translated at historical exchange rates. Their statements of operations are translated using a weighted average rate for the period. Translation adjustments have been reported as a separate component of other comprehensive income.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash and cash equivalents denominated in RMB amounted to $83,967,696 and $39,230,288 at December 31, 2010 and 2011, respectively.

(t)        Income taxes

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities or the expected timing of their use when they do not relate to a specific asset or liability. The Group recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

(u)    Value added taxes

The Company’s PRC subsidiaries are subject to value added tax at a rate of 17% on proceeds received from customers, and are entitled to a refund for VAT already paid or borne on the goods purchased by it and utilized in the production of goods that have generated the gross sales proceeds. The VAT balance is recorded either in other current liabilities or other current receivables on the face of consolidated balance sheets.

(v)      Comprehensive income

Comprehensive income includes all changes in equity from transactions and other events and circumstances from non-owner sources. Comprehensive income includes net income and foreign currency translation adjustments.

(w)     Concentration credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, other receivables and advances to suppliers. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit ratings and quality. Accounts receivable primarily comprise amounts receivable from product delivery service providers. These amounts are collected from customers by the service providers when products are delivered. The Group conducts a credit evaluation of these service providers and generally requires a small amount of security deposit. With respect to advances to product suppliers, the Group performs on-going credit evaluations of the financial condition of its suppliers. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented.

(x)     Fair value of financial instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities. The Group did not have any material financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2010 and 2011. The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable, short-term investments, other receivables, accounts payable and other payables are recorded at cost which approximates their fair value due to the short-term nature of these instruments. The Group does not use derivative instruments to manage risks.

(y)       Share-based compensation

The Group’s share-based payment transactions are measured based on the grant-date fair value of the award. The fair value of the award, net of estimated forfeitures, is recognized as compensation expense over the period during which the recipient is required to provide services in exchange for the award, which is generally the vesting period.

Upon modification, the incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified. The incremental compensation cost is recognized in the period the modification occurs for the vested award or over the remaining vesting period for the nonvested award.

(z)        Operating leases

Minimum rental expenses are recognized ratably over the lease term. The Group begins recognizing rental expense upon taking possession of the property, which generally includes a construction period prior to store opening. When a lease contains a predetermined fixed escalation of the minimum rent, the Group recognizes the related rent expense on a straight-line basis and records the difference between the recognized rental expense and the amounts payable under the lease as a short-term or long-term deferred rent liability. The Group also receives lease incentives upon entering into certain store leases which are recorded on a straight-line basis as a reduction to rent expense over the term of the lease.

Certain leases provide for contingent rents that are not measurable at inception. These contingent rents are primarily based on a percentage of sales that are in excess of a predetermined level. These amounts are excluded from minimum rent and are included in the determination of rent expense when it is probable that the expense has been incurred and the amount is reasonably estimable.

(aa)     Earnings per share

The Company’s Series B, C and D convertible non-redeemable preference shares contained provisions that did not permit payment of dividends to ordinary shareholders without first paying an undefined dividend to the preferred shareholders. The Group has computed basic earnings per share using the two-class method assuming (i) the preference shares are participating securities and (ii) the preferred shareholders would require a dividend that is at least equal to what they would receive on an as-if converted basis. Diluted earnings per share is computed using the more dilutive of the two-class method or the if-converted method. Upon the consummation of the Company’s initial public offering on October 26, 2010, each of the Series B, Series C and Series D preference shares was automatically converted into ordinary shares. The two-class method of computing earnings per share ceased to apply on the conversion date.

(ab) Recently issued accounting standards

In May 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The ASU is the result of joint efforts by the FASB and International Accounting Standard Board (“IASB”) to develop a single, converged fair value framework-that is, converged guidance on how (not when) to measure fair value and on what disclosures to provide about fair value measurements. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands Accounting Standards Codification (“ASC”) 820, Fair Value Measurement’s, existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments were made to eliminate unnecessary wording differences between U.S. GAAP and International Financial Reporting Standards (“IFRSs”). However, some could change how the fair value measurement guidance in ASC 820 is applied. The ASU is effective for interim and annual periods beginning after December 15, 2011 for public entities. The Group does not believe that the adoption of this ASU will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income. The ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This ASU defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 for public entities. The Group does not believe that adoption of these ASUs will have a material effect on its consolidated financial statements.

On December 16, 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which contains new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements that are prepared under US GAAP more comparable to those prepared under IFRSs. To facilitate comparison between financial statements prepared under US GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein; retrospective application is required. The Group does not believe that the adoption of this ASU will have a material effect on its consolidated financial statements.

SHORT-TERM INVESTMENT	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENT
SHORT-TERM INVESTMENT

3.     SHORT-TERM INVESTMENT

The Company held one and two structured time deposits, categorized as held-to-maturity, short-term investments on December 31, 2010 and 2011, respectively. The two deposits matured on January 5 and January 10, 2012, respectively. The interest rates on the deposits were fixed at 4.5% and 5%, respectively.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.     PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2010	2011
	$	$
Leasehold improvements	10,542,159	10,701,079
Office equipment	3,772,247	5,119,176
Furniture	2,919,835	3,865,365
Vehicles	601,776	627,319
Construction in progress	102,073	34,645,798
	17,938,090	54,958,737
Less: accumulated depreciation	(9,241,454)	(11,722,144)
	8,696,636	43,236,593

Depreciation expense was $3,446,049, $4,119,877 and $3,860,658 for the years ended December 31, 2009, 2010 and 2011, respectively.

Construction in progress mainly represents the Group’s logistic center and warehouse in Wujiang, Jiangsu Province.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

5.     INTANGIBLE ASSETS, NET

	As of December 31,
	2010	2011
	$	$
Trademarks	25,000	25,000
Software	2,715,608	3,371,959
Less: accumulated amortization	(1,457,238)	(1,946,739)
	1,283,370	1,450,220

Amortization expense was $152,449, $348,650 and $477,043 for the years ended December 31, 2009, 2010 and 2011, respectively. The estimated amortization expense is $483,233, $401,916, $331,687, $173,043 and $60,342 for the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES
ACCRUED EXPENSES

6.     ACCRUED EXPENSES

	As of December 31,
	2010	2011
	$	$
Accrued advertising expense	1,755,901	2,645,007
Accrued shipping and handling costs	1,462,694	2,117,878
Accrued payroll	2,115,378	2,496,547
Others	1,219,170	1,466,306
	6,553,143	8,725,738

CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES
CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES

7.     CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES

The Company issued the following convertible non-redeemable preference shares (collectively, the “Preference shares”):

Date	Series	Price/Share	Gross proceeds
December 1999	B	$3.17	$27,086,226
	C	$1.82	$2,250,000
March 2000	C-1	$4.89	$1,000,000
	D	$5.77	$10,000,000

The Preference Shares were initially entitled to a liquidation preference, payable upon a deemed liquidation event, equivalent to the initial purchase price. A deemed liquidation event includes the consolidation or the merger of the Group into or with another company in which there is a change in control, and the sale, lease, transfer or other disposition of all or substantially all of the assets of the Group. The Preference Shares were also convertible, at the option of the holder, into ordinary shares at a conversion rate equal to the initial purchase price per share.

In April, 2006, a restructuring occurred wherein the Preferred Shareholders received 150,000,000 ordinary shares in exchange for a $15 million reduction in the aggregate liquidation preference. As a result, the Preference Shares had a liquidation preference equivalent to approximately 62.8% of their initial purchase price. Further, the conversion price was reduced for the Series B, Series C, Series C-1 and Series D shares to $0.30, $0.17, $0.46 and $0.55, respectively.

The Preference Shares were entitled to dividends declared at the discretion of the directors of the Group. In addition, the Preference Shares contained provisions that did not permit payment of dividends to ordinary shareholders without first paying an undefined dividend to the Preferred Shareholders.

The Group considered the deemed liquidation event provisions to be an in-substance contingent redemption feature. As such, the Preference Shares have been classified as mezzanine equity as redemption is considered to be outside of the control of the Group and have been recorded at liquidation value.

Upon the initial public offering of the Group on October 26, 2010, the Preference Shares were automatically converted to ordinary shares.

REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
REDEEMABLE NONCONTROLLING INTEREST
REDEEMABLE NONCONTROLLING INTEREST

8.     REDEEMABLE NONCONTROLLING INTEREST

The noncontrolling interests in Rampage Cayman contain contingent put options that give the holder the right to redeem the noncontrolling interests upon the occurrence of future events, such as a change of control in the Group, the Group’s successful initial public offering and certain performance targets for which the redemption amount is determined at the time of exercise of the put options based on the Group’s net income for the most recent fiscal year. Upon the Group’s initial public offering, the holder signed an agreement not to exercise the put option until at least October 26, 2011. the Group has accreted changes in the redemption value of the noncontrolling interest over the period from IPO date to the earliest redemption date using interest method. As of December 31, 2011 , the redemption value of the redeemable noncontrolling interests was nil because the Group and Rampage Cayman suffered losses in 2011.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

9.     SHARE-BASED COMPENSATION

2006 Stock Option Plan

In December 2006, the Board of Directors of the Group approved the 2006 Incentive Stock Option Plan (the “2006 Plan”). Options under the 2006 Plan may be granted for periods of up to ten years and at prices as determined by the Board of Directors. The vesting period of the options vary from nil to four years from the date of grant. The Board of Directors authorized a total of 63,456,083 ordinary shares for issuance under the 2006 Plan. As of December 31, 2011, no options to purchase ordinary shares were available for future grant, and options to purchase 19,240,253 ordinary shares were outstanding.

2008 Stock Option Plan

In January 2008, the Board of Directors of the Group approved the 2008 Stock Option Plan (the “2008 Plan”). Options under the 2008 Plan may be granted for periods of up to ten years and at prices as determined by the Board of Directors. The Board of directors authorized a total of 57,370,401 of ordinary shares for issuance under the 2008 Plan. As of December 31, 2011, options to purchase 10,200,029 ordinary shares were available for future grant, and options to purchase 47,170,372 ordinary shares were outstanding.

2011 Share Incentive Plan

In October 2010, the Board of Directors of the Group approved the 2011 Share Incentive Plan (the “2011 Plan”), under which a maximum of 25,358,047 awards may be issued in the form of restricted shares, options, or share appreciation rights.  As of December 31, 2011, 11,678,047 restricted shares and 10,100,000 share options had been granted under the 2011 Plan.

Option modification

In December 2011, the Board of Directors approved an option modification to reduce the exercise price of 76,110,625 options to the then fair market value of the Company’s ordinary shares underlying such options. All other terms of the share options granted under the 2006 and 2008 stock option plan remain unchanged. In addition to the exercise price reduction, the modified options granted under the 2011 Plan contain performance conditions which may accelerate vesting if the Company’s Non-GAAP net income, as defined, reaches certain targets for 2012 or 2013. The modification resulted in incremental compensation cost of $1,955,559, of which $1,482,470 was recorded during the year ended December 31, 2011. The remaining $473,089 will be amortized over the remaining vesting period of the modified options, ranging from 2012 to 2014.

The fair value of each option grant, as well as the fair value of option immediately before and after the aforementioned modification, is estimated on the date of grant or modification using the Black-Scholes option pricing model using the assumptions noted below. Expected volatilities are based on the average volatility of comparable companies with the time period commensurate with the expected time period of the options. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the yield of the Chinese Sovereign Bond denominated in US dollar.

Options granted:

	2009	2010	2011
Average risk-free rate of return	2.04% – 2.84%	2.68%	2.16% – 2.27%
Expected term	5.88 years	5.88 years	5.88 years
Volatility rate	56.99% – 59.54%	59.05%	56.33% - 56.37%
Expected dividend yield	—	—	—

Options modified:

	Before Modification	After Modification
Average risk-free rate of return	0.36%-1.43%	0.36%-1.16%
Expected term	2.7-7.0 years	2.7-6.0 years
Volatility rate	51.37%-62.75%	51.37%-63.63%
Expected dividend yield	—	—

A summary of the stock option activity is as follows:

		Weighted-	Weighted-
		average	average	Aggregate
		exercise	remaining	intrinsic
	Shares	price	contractual life	value
Options outstanding at January 1, 2011	73,660,496	$0.28
Granted	14,540,000	$0.61
Forfeited	(11,689,871)	$0.45
Options outstanding at December 31, 2011	76,510,625	$0.16	7.1	$437,204
Options vested or expected to vest	76,020,919	$0.16	7.1	$434,405
Options exercisable	61,383,126	$0.16	6.7	$350,761

The weighted average grant date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $0.13, $1.00 and $0.34, respectively.

As of December 31, 2011, there was $5,510,210 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a weighted-average period of 2.0 years.

The total intrinsic value of options exercised for the years ended December 31, 2009, 2010 and 2011 was $nil, $3,517,730 and $nil, respectively.

Restricted shares

On October 4, 2011, the Company granted 11,678,047 restricted shares to employees under the 2011 Share Incentive Plan. The restricted shares have a vesting period of three years with the first one-third vesting on the first anniversary from grant date and the remaining two-thirds vesting ratably over eight quarters. Vesting may be accelerated if the Company’s Non-GAAP net income, as defined, reaches certain targets for 2012 or 2013. The Group does not believe vesting under the performance condition is probable and has recognized compensation expense over the three year vesting period. The fair value of the restricted shares was $2,012,795. As of December 31, 2011, there was $1,845,062 in unrecognized compensation cost related to unvested restricted shares which is expected to be recognized over a weighted average vesting period of 2.8 years. The fair value of restricted shares granted and vested during the year ended December 2011 was $0.18. There was no grant of restricted shares prior to January 1, 2011, and there were no forfeitures during the year ended December 31, 2011.

For the years ended December 31, 2009, 2010 and 2011, the Group recorded share-based compensation expense of $2,640,945, $3,345,896 and $4,353,607, respectively.

EMPLOYEE RETIREMENT BENEFIT	12 Months Ended
Dec. 31, 2011
EMPLOYEE RETIREMENT BENEFIT
EMPLOYEE RETIREMENT BENEFIT

10.      EMPLOYEE RETIREMENT BENEFIT

Full time employees in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to make contributions based on certain percentages of the employees’ basic salaries. Other than the contribution, there is no further obligation under these plans. The total contribution for such employee benefits was $2,806,064, $4,940,106 and $6,099,964 for the years ended December 31, 2009, 2010 and 2011, respectively.

DISTRIBUTION OF PROFIT	12 Months Ended
Dec. 31, 2011
DISTRIBUTION OF PROFIT
DISTRIBUTION OF PROFIT

11.      DISTRIBUTION OF PROFIT

Pursuant to laws applicable to entities incorporated in the PRC, the PRC subsidiaries are prohibited from distributing their statutory capital and are required to appropriate from PRC GAAP profit after tax to other non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation at 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end); the appropriation to the other fund are at the discretion of the subsidiaries.

The general reserve is used to offset future extraordinary losses. A subsidiary may, upon a resolution passed by the shareholders, convert the general reserve into capital. The staff welfare and bonus reserve is used for the collective welfare of the employees of the subsidiary. The enterprise expansion reserve is for the expansion of the subsidiary’s operations and can be converted to capital subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law, and are not distributable as cash dividends to the Group.

Relevant PRC statutory laws and regulations permit payment of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets either in the form of dividends, loans or advances. The restricted amount was $55,464,310 and $85,318,122 at December 31, 2010 and 2011, respectively.

INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2011
INCOME TAX EXPENSE
INCOME TAX EXPENSE

12.      INCOME TAX EXPENSE

Income tax expense is comprised of:

	2009	2010	2011
	$	$	$
Current tax	2,807,923	2,196,635	323,911
Deferred tax	(885,805)	(1,238,987)	2,619,858
	1,922,118	957,648	2,943,769

Cayman Islands

Under the current laws of the Cayman Islands, Mecox Lane Limited, eMecoxlane, Clarence and Rampage Cayman are not subject to tax on income or capital gains.

Hong Kong

The Group’s Hong Kong subsidiaries, MecoxLane Hong Kong, Rampage Hong Kong, eMecoxLane Hong Kong are subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations.

PRC

On March 16, 2007, the National People’s Congress of China enacted a new Corporate Income Tax Law (“Tax Law”) which became effective on January 1, 2008. Under the Tax Law, domestically-owned enterprises and Foreign Investment Enterprise (“FIE”) are subject to a uniform tax rate of 25%. While the Tax Law equalizes the tax rates for FIEs and domestically-owned enterprises, preferential tax treatment may continue to be given to companies in certain encouraged sectors and to entities classified as high-technology companies, regardless of whether these are domestically-owned enterprises or FIEs. Mecox Lane Mailorder, Mai Wang Trading and Xian Ni were registered in Pudong New District, Shanghai, PRC and were subject to a 15% tax rate pursuant to the local tax preferential arrangement. The Tax Law also provides a transition period starting from its effective date for those enterprises which were established before the promulgation date of the Tax Law and which are entitled to a preferential lower tax rate under the existing effective tax laws or regulations. The tax rate of such enterprises will transition to the uniform tax rate over a five-year transition period. Therefore, Mecox Lane Mailorder, Mai Wang Trading and Xian Ni are subject to a preferential income tax rate of 24% and 25% for 2011 and 2012, respectively.

Mai Wang Information was granted “qualified software company” status under the Tax Law in March 2009 and is subject to income tax at a rate of 0% for 2009 and 2010, 12.5% for 2011, 2012, and 2013, and 25% for 2014 and onwards based on the transitional rule under the Tax Law.

The other subsidiaries and VIEs are subject to the uniform tax rate of 25% for all periods presented.

The Group made its assessment of the level of authority for each tax position (including the potential application of interests and penalties) based on the technical merits, and has measured the unrecognized benefits associated with the tax positions. At December 31 2010 and 2011, the amount of gross unrecognized tax benefits was nil. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 ($15,100) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2006 through 2011 on non-transfer pricing matters, and from 2001 through 2011 on transfer pricing matters.

The following table sets forth the effects of the tax holidays granted to Mai Wang Information for the periods presented:

	2009	2010	2011
Tax holiday effect	$414,959	$117,505	$—
Net income per share effect—basic	$—	$—	$—
Net income per share effect—diluted	$—	$—	$—

The principal components of deferred tax assets are as follows:

	As of December 31,
	2010	2011
	$	$
Deferred tax assets:
Net operating loss carryforwards	1,342,482	6,714,089
Allowances and reserves	201,687	2,141,989
Accrued expenses	1,544,058	2,043,433
Others	19,414	5,873
	3,107,641	10,905,384
Less: valuation allowance	(163,872)	(10,581,473)
Total deferred tax assets	2,943,769	323,911

Analysis as:
Current	1,672,078	323,911
Non-Current	1,271,691	—
Total deferred tax assets	2,943,769	323,911

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. The Group has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

·     Tax planning strategies;

·     Future reversals of existing taxable temporary differences;

·     Further taxable income exclusive of reversing temporary differences and carryforwards;

As a result, the Group has recognized valuation allowance of $163,872 and $10,581,473 as of December 31, 2010 and 2011, respectively.

Reconciliation between the income tax expense computed by applying the PRC statutory corporate income tax rate to income before income taxes and the actual income tax expense is as follows:

	2009	2010	2011
PRC corporate income tax	25.0%	25.0%	25.0%
Expense not deductible for tax purposes	0.7%	0.3%	0.8%
Effect of change in valuation allowance	(2.6)%	2.6%	(34.5)%
Effect of difference in reversal rate	0.0%	(2.8)%	0.0%
Effect of reduced tax rate	(5.3)%	(15.5)%	0.0%
Effect of different tax rate of group entities in other jurisdiction	1.5%	10.0%	(2.7)%
Others	1.7%	(1.9)%	1.7%
	21.0%	17.7%	(9.7)%

EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

13.      EARNINGS (LOSS) PER SHARE

Basic and diluted net income (loss) attributable to the Company’s preferred and ordinary shareholders per share have been calculated for the years ended December 31, 2009, 2010 and 2011 as follows:

	2009	2010	2011
Numerator:
Net income (loss) allocated to ordinary shareholders—basic	$4,497,616	$2,499,326	$(33,223,661)
Net income allocated to preferred shareholders	$2,714,605	$1,931,283	$—
Net income (loss) available to Mecox Lane Limited shareholders—diluted	$7,212,221	$4,430,609	$(33,223,661)

Denominator:
Weighted average ordinary shares—basic	205,381,732	242,026,404	405,192,243
—weighted average preference shares	123,961,260	101,206,727	—
—dilutive effect of share options	2,950,308	53,640,033	—
Weighted average ordinary shares—diluted	332,293,300	396,873,164	405,192,243

Basic earnings (loss) per ordinary share	$0.02	$0.01	$(0.08)
Diluted earnings (loss) per ordinary share	$0.02	$0.01	$(0.08)

For the years ended December 31, 2009 and 2010, the Group had 32,700,000 and 1,000,000 share options, respectively, which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive.

For the year ended December 31, 2011, the Group had and 76,510,625 share options and 11,678,047 restricted shares which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted loss per share as their effects would have been anti-dilutive.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING
SEGMENT REPORTING

14.      SEGMENT REPORTING

The Group has three major product distribution channels, internet platform, call center, company-owned stores and franchised stores, which constitute four operating segments. The Group’s chief operating decision-maker (“CODM”) has been identified as the Chief Executive Officer, who reviews operating results of these three channels to make decisions about allocating resources and assessing performance for the entire Group. Hence, the Group operates and manages its business in three reportable segments. The Group does not allocate expenses below segment gross profit since these three channels share the same executive team, logistics center, occupancy expenses, marketing department, information technology infrastructures, human resources and finance department.

Net revenues, cost of goods sold and gross profit attributable to the different segments are as follows:

	Internet platform	Call center	Company Owned Stores	Franchised Stores	Total
	$	$	$	$	$
2009
Revenues	51,524,566	77,837,726	37,387,809	10,939,090	177,689,191
Cost of goods sold (excluding depreciation and amortization)	32,135,887	42,354,321	16,055,383	6,511,990	97,057,581
Gross Profit	19,388,679	35,483,405	21,332,426	4,427,100	80,631,610
Selling, general and administrative expenses					68,504,581
Depreciation and amortization					3,598,498
Other income, net					(254,312)
Income from operations					8,782,843
Interest income					351,496
Income before income taxes and noncontrolling interests					9,134,339

2010
Revenues	108,156,892	70,611,666	30,709,926	18,062,814	227,541,298
Cost of goods sold (excluding depreciation and amortization)	71,443,588	35,945,408	13,521,818	11,730,807	132,641,621
Gross Profit	36,713,304	34,666,258	17,188,108	6,332,007	94,899,677
Selling, general and administrative expenses					86,244,899
Depreciation and amortization					4,468,527
Other income, net					(774,986)
Income from operations					4,961,237
Interest income					440,875
Income before income taxes and noncontrolling interests					5,402,112

2011
Revenues	118,502,166	52,783,982	25,770,146	20,837,544	217,893,838
Cost of goods sold (excluding depreciation and amortization)	92,686,952	24,399,891	12,914,304	14,737,394	144,738,541
Gross Profit	25,815,214	28,384,091	12,855,842	6,100,150	73,155,297
Selling, general and administrative expenses					104,534,226
Depreciation and amortization					4,411,298
Other income, net					(932,748)
Loss from operations					(34,857,479)
Interest income					2,231,462
Other income, net					2,307,270
Loss before income taxes and noncontrolling interests					(30,318,747)

(1)         Segment cost of goods sold and gross profit reviewed by the chief operating decision maker excludes depreciation and amortization.

The Group’s net revenues are all generated from customers in the PRC. Accordingly, no geographical segments are presented. Net revenues by each group of similar products are as follows:

	For the years ended December 31,
	2009	2010	2011
	$	$	$
Apparel and accessories	128,772,273	167,726,656	156,299,108
Home products	23,045,083	25,523,853	20,636,356
Healthcare products	25,364,211	33,818,003	40,607,636
Others	507,624	472,786	350,738
Total net revenues	177,689,191	227,541,298	217,893,838

The Group’s revenues and cost of goods sold related to its sales to franchisees are as follows:

	For the years ended December 31,
	2009	2010	2011
	$	$	$
Revenue	10,939,090	18,062,814	20,837,544
Cost of goods sold (excluding depreciation and amortization)	6,511,990	11,730,807	14,737,394
Gross profit	4,427,100	6,332,007	6,100,150

The Group operates in PRC and substantially all of the Group’s long-lived assets are located in the PRC.

The Group’s CODM does not review asset information by reportable segment.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

15.                        RELATED PARTY TRANSACTIONS

For the years ended December 31, 2009, 2010 and 2011, the Group recorded advertising expense of $182,986, $288,836 and $nil, respectively, for services received from Allyes Information Technology Ltd. (“Allyes”), an affiliate of which Neil Shen, the Group’s chairman of the board is a director. Allyes is no longer an affiliate of Mr. Shen after Mr. Shen ceased to be a director of it in August 2010. The amount due to Allyes was $8,529 and $nil as of December 31, 2010 and 2011, respectively.

For the year ended December 31, 2009, 2010 and 2011, the Group recorded sales of goods of $nil, $nil and $356,090 to VIPShop Holdings Limited (“VIPShop”), with which the Group shares the same major shareholder. The amount due from VIPShop was $nil and $356,090 as of December 31, 2010 and 2011, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.                        COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group has operating lease agreements for company-owned stores, warehouses and offices. Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2011 are as follows:

Years ending:	$
2012	8,096,140
2013	4,177,718
2014	1,056,729
2015	4,643
2016	322
13,335,552

The Group is obligated to pay additional rentals that are contingent on the sales of certain of its retail stores. Such rentals are expensed as incurred and have not been included above as such amounts cannot be determined until the contingencies have been resolved. Rental expenses were $9,671,288, $10,137,032 and $11,097,836 for the years ended December 31, 2009, 2010 and 2011, respectively, of which $1,620,845, $1,224,443 and $924,349 were contingent rentals, respectively.

Capital commitment

As of December 31, 2011, the Group had contracted for capital expenditures of $66,287. Such amounts are expected to be incurred during the year ending December 31, 2012.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on its business or financial condition.

The Group has two purported class action complaint was filed by individual shareholders in the United States alleging violations by the Group and certain of its officers and directors of the U.S. Securities Act of 1933 in connection with the Company’s initial public offering in October 2010. The lead plaintiff counsel filed a consolidated amended class action complaint on May 31, 2011. The Group moved to dismiss the amended complaint, and oral argument on the motion was held on January 18, 2012. The Group is awaiting a ruling on the motion. The Group believes the complaint lacks any merit and the Group and its directors and officers intend to defend themselves vigorously. As such, the Group believes a loss is remote and therefore did not accrue any contingent liability as of December 31, 2011.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENT
SUBSEQUENT EVENT

17.                               SUBSEQUENT EVENT

In December 2011, the shareholders of Mecox Lane Information, one of the Company’s VIEs, signed a share transfer agreement with Mecox Lane (Hong Kong) Limited to transfer their equity interests in Mecox Lane Information. The above mentioned transaction was consummated with the approval from government authorities in February 2012. As a result, Mecox Lane Information became a wholly-owned subsidiary of the Company and the contractual arrangements that allowed the Company to control Mecox Lane Information as a VIE were terminated. Subsequent to the share transfer, Mecox Lane Information was renamed Mecox Lane E-commerce Limited.

Additional Information-Financial Statement Schedule 1	12 Months Ended
Dec. 31, 2011
Additional Information-Financial Statement Schedule 1
Additional Information-Financial Statement Schedule 1

Additional Information—Financial Statement Schedule 1

MECOX LANE LIMITED

These financial statements have been prepared in conformity with accounting principles generally accepted in the

United States of America

Financial Information of Parent Company

BALANCE SHEETS

(In U.S. Dollars except share data)

	December 31,
	2010	2011
	$	$
Assets
Current asset:
Cash and cash equivalents	71,002,275	2,096,837
Amounts due from subsidiaries and affiliates	383,536	—
Other receivables	101,933	—

Total current assets	71,487,744	2,096,837
Investments in subsidiaries and affiliates	64,149,471	109,067,623

Total assets	135,637,215	111,164,460

Liabilities and equity
Current liabilities:
Accrued expenses and other current liabilities	90,925	563,403

Equity
Ordinary shares ($0.0001 par value; 390,000,000 and 10,000,000,000 shares authorized, 405,192,227 and 405,192,227 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	40,519	40,519
Additional paid-in capital	159,437,097	163,806,117
Accumulated deficit	(26,223,473)	(59,447,134)
Accumulated other comprehensive income	2,292,147	6,201,555

Total equity	135,546,290	110,601,057

Total liabilities and equity	135,637,215	111,164,460

Financial Information of Parent Company

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(In U.S. Dollars)

	2009	2010	2011
	$	$	$
Operating income (expense):
Royalty income from affiliates	5,428,013	4,745,895	—

General and administrative expense	4,252,893	6,596,081	6,607,185

Operating income (loss)	1,175,120	(1,850,186)	(6,607,185)
Interest income	39	110,383	1,075,624
Other income, net	—	—	2,308,508

Equity in earnings (losses) of equity method investees	6,037,062	6,170,412	(30,000,608)

Net income (loss)	7,212,221	4,430,609	(33,223,661)

Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(In U.S. Dollars)

	2009	2010	2011
	$	$	$
Cash flows from operating activities:
Net income (loss)	7,212,221	4,430,609	(33,223,661)
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Share-based compensation	2,640,945	3,345,896	4,353,607
Equity in earnings (losses) of subsidiaries	(6,037,062)	(6,170,412)	30,000,608
Changes in operating assets and liabilities:
Amount due from subsidiaries and affiliates	(4,022,959)	3,639,423	383,536
Other receivables	—	(101,933)	101,933
Accrued expenses and other current liabilities	199,036	(128,751)	472,478

Net cash provided (used in) by operating activities	(7,819)	5,014,832	2,088,501

Cash flows from investing activities:
Investment in subsidiaries and affiliates	—	(36,893,157)	(71,009,352)

Net cash used in investing activities	—	(36,893,157)	(71,009,352)

Cash flows from financing activities
Gross proceeds from issuance of ordinary shares from initial public offering	—	105,229,853	—
Offering expense incurred/(refund)	—	(3,096,180)	15,418
Repurchase of fraction shares during ADS conversion	—	—	(5)
Collection of note receivable from option exercise	—	556,988	—

Net cash provided by financing activities	—	102,690,661	15,413

Net increase (decrease) in cash and cash equivalents	(7,819)	70,812,336	(68,905,438)
Cash and cash equivalents at beginning of year	197,758	189,939	71,002,275

Cash and cash equivalents at end of year	189,939	71,002,275	2,096,837

Non-cash financing activities:

Deferred initial public offering cost	—	(493,271)	—

NOTE TO SCHEDULE 1

1)                Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e) (3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2011, $85,318,122 was not available for distribution and, as such, the condensed financial information of the Company has been presented for the period ended December 31, 2011.

2)                Royalty income from affiliates represents fees from equity method investees which are eliminated in the Group’s consolidated financial statements.